Net Defined Benefit Liabilities - Summary of Amounts Recognized in the Consolidated Statements of Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in net defined benefit liability (asset) [abstract]
Current service cost	₩ 238,068	₩ 249,125	₩ 248,047
Net Interest cost	3,139	5,047	6,494
Changes due to settlements of plan & Past Service Cost	(701)	(681)	1,075
Transfer out	(15,102)	(16,660)	(16,514)
Total expenses	₩ 225,404	₩ 236,831	₩ 239,102